NYSE Euronext

12026135

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
APR 0 2 2012
Washington, DC 20549

CERT NYS
File No. 001-03040

April 2, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Qwest Corporation, 7.00% Notes due 2052, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 30, 2012. Tentative listing date – April 3, 2012.

Sincerely,

[signature]